Loss Per Common Share	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Loss Per Common Share
Loss Per Common Share

Note 7. Loss per Common Share

Basic loss per share is computed by dividing the net loss adjusted for preferred stock dividends by the weighted average number of common shares outstanding during the period. Diluted loss per share includes the weighted average common shares outstanding and potentially dilutive common stock equivalents. Because of the net losses for all periods presented, the basic and diluted weighted average shares outstanding are the same since including the additional shares would have an anti-dilutive effect on loss per share. The reconciliation of the numerators and denominators of the basic and diluted net loss per share computations are as follows:

	Three months ended February 28,		Nine months ended February 28,
(in thousands, except per share amounts)	2023	2022	2023	2022
		(Restated)(1)		(Restated)(1)
Net loss	$(13,702)	$(41,285)	$(61,188)	$(126,699)
Less: Deemed dividends	(123)	—	(5,417)	—
Less: Accrued preferred stock dividends	(366)	(397)	(1,121)	(1,239)
Net loss applicable to common stockholders	$(14,191)	$(41,682)	$(67,726)	$(127,938)
Basic and diluted:
Weighted average common shares outstanding	832,215	695,614	810,986	663,373
Loss per share	$(0.02)	$(0.06)	$(0.08)	$(0.19)
(1)	See Note 2, Summary of Significant Accounting Policies—Revision and Restatement of Financial Statements.

The table below shows the approximate number of shares of common stock issuable upon the exercise, vesting or conversion of outstanding options, warrants, unvested restricted stock units (including those subject to performance conditions), convertible notes, and convertible preferred stock (including undeclared dividends) that were not included in the computation of basic and diluted weighted average number of shares of common stock outstanding for the periods presented:

	Three and nine months ended February 28,
(in thousands)	2023	2022
Stock options, warrants, and unvested restricted stock units	203,274	98,309
Convertible notes	12,000	12,000
Convertible preferred stock	33,323	32,197

Note 8. Loss per Common Share

Basic loss per share is computed by dividing the net loss adjusted for preferred stock dividends by the weighted average number of common shares outstanding during the period. Diluted loss per share would include the weighted average common shares outstanding and potentially dilutive common stock equivalents. Because of the net losses for all periods presented, the basic and diluted weighted average shares outstanding are the same since including the additional shares would have an anti-dilutive effect on the loss per share.

The reconciliation of the numerators and denominators of the basic and diluted net loss per share computations are as follows:

	Years ended May 31,
(in thousands, except per share amounts)	2022	2021
		(Restated)(1)
Net loss	$(210,820)	$(176,465)
Less: Accrued preferred stock dividends	(1,628)	(1,687)
Net loss applicable to common stockholders	$(212,448)	$(178,152)
Basic and diluted weighted average common shares outstanding	676,900	587,590
Basic and diluted loss per share	$(0.31)	$(0.30)
(1)	See Note 2, Revision of Financial Statements, and Note 14, Restatement.

Refer to Note 13, Subsequent Events - Private Placement of Common Stock and Warrants through Placement Agent for additional information regarding the number of shares issued subsequent to May 31, 2022.

The table below shows the numbers of shares of common stock issuable upon the exercise, vesting, or conversion of outstanding options, warrants, unvested restricted stock including those subject to performance conditions, convertible preferred stock (including undeclared dividends), and convertible notes that were not included in the computation of basic and diluted weighted average number of shares of common stock outstanding for the periods presented:

	As of May 31,
(in thousands)	2022	2021
Stock options, warrants, and unvested restricted stock units	106,002	82,386
Convertible notes	12,000	18,000
Convertible preferred stock	32,535	33,008